Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Millions	Dec. 31, 2017	Dec. 31, 2016
Consolidated Balance Sheets
Preferred Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred Stock, shares authorized (in shares)	0.1	0.1
Preferred Stock, shares issued (in shares)	0.0	0.0
Preferred Stock, shares outstanding (in shares)	0.0	0.0
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized (in shares)	3,200.0	3,200.0
Common Stock, shares issued (in shares)	1,712.0	1,705.0
Common Stock, shares outstanding (in shares)	1,014.0	1,061.0
Treasury Stock, shares (in shares)	697.0	643.0
Shares held in trust: 1 share at September 30, 2017 and December 31, 2016 (in shares)	1.0	1.0